Quarterly Holdings Report
for
Fidelity® Limited Term Securitized Completion Fund
November 30, 2025
LTS-NPRT1-0126
1.9911980.101
Asset-Backed Securities - 43.1%
	Principal Amount (a)	Value ($)
CANADA - 0.7%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	75,863	76,853
Evergreen Cr Card Tr Series 2025-CRT5 Class B, 5.24% 5/15/2029 (b)	700,000	708,351
Securitized Term Auto Receivables Trust Series 2025-A Class B, 5.038% 7/25/2031 (b)	6,492	6,549
TOTAL CANADA		791,753
UNITED STATES - 42.4%
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (b)	200,000	200,493
Affirm Asset Securitization Trust Series 2024-B Class A, 4.62% 9/15/2029 (b)	320,000	320,739
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (b)	44,292	44,375
Affirm Asset Securitization Trust Series 2025-X1 Class B, 5.19% 4/15/2030 (b)	400,000	401,121
Affirm Master Trust Series 2025-1A Class A, 4.99% 2/15/2033 (b)	235,000	236,909
Affirm Master Trust Series 2025-3A Class A, 4.45% 10/16/2034 (b)	1,000,000	1,001,857
American Express Credit Account Master Trust Series 2024-1 Class A, 5.23% 4/15/2029	625,000	636,991
Amur Equip Fin Receivables Xv LLC Series 2025-1A Class A2, 4.7% 9/22/2031 (b)	144,937	146,367
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (b)	52,763	53,139
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (b)	100,000	100,265
ARI Fleet Lease Trust Series 2025-A Class B, 4.7% 1/17/2034 (b)	250,000	252,804
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (b)	80,331	80,505
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (b)	100,000	101,667
Bankers Healthcare Group Securitization Trust Series 2025-1CON Class A, 4.82% 4/17/2036 (b)	139,277	140,729
Barings Equipment Finance LLC Series 2025-A Class A2, 4.64% 10/13/2028 (b)	337,788	339,643
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (b)	2,026,704	2,047,936
BofA Auto Trust Series 2025-1A Class A3, 4.35% 11/20/2029 (b)	200,000	201,463
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/2028	800,000	789,633
Carmax Auto Owner Trust Series 2025-4 Class A3, 3.97% 12/16/2030	100,000	100,164
Carmax Auto Owner Trust Series 2025-4 Class B, 4.42% 7/15/2031	1,000,000	1,001,404
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028	75,000	75,677
Carvana Auto Receivables Trust Series 2025-P1 Class B, 4.98% 5/12/2031	200,000	203,884
Ccg Receivables Trust. Series 2025-1 Class A2, 4.48% 10/14/2032 (b)	96,636	97,078
Ccg Receivables Trust. Series 2025-1 Class B, 4.69% 10/14/2032 (b)	250,000	253,456
Chase Issuance Trust Series 2023-A1 Class A, 5.16% 9/15/2028	374,000	377,616
Chase Issuance Trust Series 2024-A1 Class A, 4.6% 1/15/2029 (c)	100,000	100,854
Citigroup Commercial Mortgage Trust Series 2017-C4 Class A4, 3.471% 10/12/2050	100,000	98,795
Citizens Auto Receivables Trust Series 2024-1 Class A3, 5.11% 4/17/2028 (b)	200,936	201,963
Dell Equip Fin Trust Series 2025-1 Class A3, 4.61% 2/24/2031 (b)	300,000	302,663
Dell Equipment Finance Trust Series 2023-2 Class A3, 5.65% 1/22/2029 (b)	58,113	58,278
Dell Equipment Finance Trust Series 2024-1 Class A3, 5.39% 3/22/2030 (b)	833,883	839,646
Dext Abs LLC Series 2025-1 Class A3, 4.77% 8/15/2035 (b)	1,460,000	1,475,860
DLLAA LLC Series 2025-1A Class A3, 4.95% 9/20/2029 (b)	85,000	86,705
Dllad LLC Series 2025-1A Class A3, 4.42% 9/20/2030 (b)	100,000	101,108
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (b)	565,740	568,242
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	400,000	408,459
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	750,000	756,634
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (b)	250,000	253,406
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (b)	50,000	50,504
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (b)	56,886	57,122
Exeter Automobile Receivables Trust Series 2025-4A Class A3, 4.39% 9/17/2029	170,000	170,747
Exeter Automobile Receivables Trust Series 2025-4A Class B, 4.4% 5/15/2030	145,000	145,660
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030	1,505,000	1,514,537
Exeter Select Automobile Receivables Trust Series 2025-3 Class A3, 4.18% 12/16/2030	40,000	40,028
Exeter Select Automobile Receivables Trust Series 2025-3 Class B, 4.42% 3/15/2032	1,000,000	1,001,156
Ford Cr Floorplan Mast Own Tr Series 2018-4 Class A, 4.06% 11/15/2030	1,905,000	1,909,466
Ford Credit Auto Owner Trust Series 2021-1 Class A, 1.37% 10/17/2033 (b)	1,330,000	1,316,152
Ford Credit Auto Owner Trust Series 2024-1 Class A, 4.87% 8/15/2036 (b)	400,000	410,140
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (b)	400,000	406,809
Ford Credit Floorplan Master Owner Trust A Series 2024-3 Class A1, 4.3% 9/15/2029 (b)	1,000,000	1,005,585
FORDO Series 2024-B Class A3, 5.1% 4/15/2029	342,000	345,956
Fordr Series 2025-2 Class B, 4.67% 2/15/2038 (b)(d)	1,700,000	1,719,191
GM Financial Revolving Receivables Trust Series 2021-1 Class A, 1.17% 6/12/2034 (b)	1,000,000	977,715
GM Financial Revolving Receivables Trust Series 2023-1 Class A, 5.12% 4/11/2035 (b)	300,000	308,429
GM Financial Revolving Receivables Trust Series 2025-1 Class B, 4.8% 12/11/2037 (b)	250,000	253,686
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A2, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.292% 6/15/2028 (b)(c)(e)	400,000	401,544
GMF Floorplan Owner Revolving Trust Series 2023-1 Class B, 5.73% 6/15/2028 (b)	115,000	115,822
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1, 5.13% 3/15/2029 (b)	1,000,000	1,013,893
GMF Floorplan Owner Revolving Trust Series 2024-2A Class A, 5.06% 3/15/2031 (b)	1,382,000	1,427,512
GMF Floorplan Owner Revolving Trust Series 2025-1A Class B, 4.79% 3/15/2029 (b)	100,000	100,708
Great America Leasing Receivables Funding LLC Series 2025-1 Series 2025-1 Class A2, 4.52% 10/15/2027 (b)	150,000	150,448
Great America Leasing Receivables Funding LLC Series 2025-1 Series 2025-1 Class A3, 4.49% 4/16/2029 (b)	150,000	151,594
Greensky Home Improvement Trust Series 2024-2 Class A2, 5.25% 10/27/2059 (b)	32,584	32,673
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (b)	100,000	100,538
Hpefs Equipment Trust Series 2025-2A Class A3, 4.03% 11/22/2032 (b)	500,000	500,159
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	230,925	231,253
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (b)	1,600,000	1,626,582
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (b)	54,730	55,001
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	74,910	75,403
OCCU Auto Receivables Trust Series 2025-1A Class A3, 4.81% 11/15/2029 (b)	2,200,000	2,218,303
Onemain Financial Issuance Trust 2025-1 Series 2025-1A Class A, 4.82% 7/14/2038 (b)	1,000,000	1,012,588
OneMain Financial Issuance Trust Series 2019-2A Class A, 3.14% 10/14/2036 (b)	600,000	590,804
OneMain Financial Issuance Trust Series 2023-1A Class A, 5.5% 6/14/2038 (b)	1,000,000	1,035,527
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)	15,964	15,947
Oportun Funding Trust Series 2025-1 Class A, 4.96% 8/16/2032 (b)	53,029	53,095
Oportun Issuance Trust 2025-B Series 2025-B Class A, 4.88% 5/9/2033 (b)	100,000	100,315
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (b)	1,100,000	1,101,447
Oportun Issuance Trust Series 2025-D Class A, 4.53% 2/8/2033 (b)	1,000,000	1,000,970
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (b)	166,806	167,321
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (b)	50,000	50,303
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (b)	95,973	96,639
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (b)(c)	469,305	464,663
RCKT Trust Series 2025-1A Class A, 4.9% 7/25/2034 (b)	67,344	67,508
Rcktl Series 2025-2A Class A, 4.48% 11/27/2034 (b)	100,000	100,029
Rcktl Series 2025-2A Class B, 4.6% 11/27/2034 (b)	1,000,000	1,000,673
RCO VIII Mortgage LLC Series 2025-3 Class A1, 6.4345% 5/25/2030 (b)(c)	118,679	118,934
Reach ABS Trust Series 2025-1A Class A, 4.96% 8/16/2032 (b)	331,236	332,101
Reach Abs Trust Series 2025-2A Class A, 4.93% 8/18/2032 (b)	78,881	79,181
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	20,000	20,051
Santander Drive Auto Receivables Trust Series 2025-2 Class B, 4.87% 5/15/2031	200,000	202,127
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	3,748	3,755
Sclp 2025-2 Series 2025-2 Class A, 4.82% 6/25/2034 (b)	265,861	267,218
Sofi Consumer Loan Program Series 2025-3 Class A, 4.47% 8/15/2034 (b)	82,280	82,454
UPX HIL Issuer Trust Series 2025-1 Class B, 6.07% 1/25/2047 (b)	200,000	202,309
USAA Auto Owner Trust Series 2024-A Class A3, 5.03% 3/15/2029 (b)	180,000	181,458
Verd Series 2025-1A Class A2, 4.85% 3/13/2028 (b)	100,000	100,407
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	500,000	507,091
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A3, 5.48% 12/20/2028	979,960	991,021
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (b)	150,000	150,263
Wells Fargo Card Issuance Trust Series 2024-A1 Class A, 4.94% 2/15/2029	400,000	405,333
Wells Fargo Card Issuance Trust Series 2024-A2 Class A, 4.29% 10/15/2029	110,000	110,982
Westf 2025-A Series 2025-A Class A, 5.582% 6/15/2050 (b)	246,304	250,502
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	87,079	88,150
Wheels Fleet Lease Funding 1 LLC Series 2025-3A Class A1, 4.08% 9/18/2040 (b)	190,000	189,811
Willis Engine Structured Trust III Series 2017-A Class A, 4.69% 8/15/2042 (b)(c)	979,066	977,513
World Omni Automobile Lease Securitization Trust Series 2025-A Class A2A, 4.35% 12/15/2027	155,569	155,811
World Omni Automobile Lease Securitization Trust Series 2025-A Class B, 4.68% 5/15/2030	250,000	252,565
World Omni Select Auto Trust Series 2025-A Class A3, 4.08% 8/15/2031	40,000	40,002
TOTAL UNITED STATES		46,859,712
TOTAL ASSET-BACKED SECURITIES (Cost $47,328,570)		47,651,465

Collateralized Mortgage Obligations - 11.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 11.1%
Binom Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (b)	999,550	940,853
Bravo Residential Fdg Tr 2025-Nqm5 Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (b)(c)	127,624	128,848
Bravo Residential Funding Trust Series 2023-RPL1 Class A1, 5% 5/25/2063 (b)	70,092	70,685
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(c)	54,406	54,175
CFMT LLC Series 2024-R1 Class A1, 4% 10/25/2054 (b)	369,010	363,452
Cross Mortgage Trust Series 2025-H4 Class A1, 5.596% 6/25/2070 (b)(c)	92,723	93,646
Fannie Mae Guaranteed REMIC Series 2022-12 Class EA, 2.25% 9/25/2046	88,053	81,524
Fannie Mae Guaranteed REMIC Series 2022-56 Class FH, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.7718% 9/25/2052 (c)(e)	282,705	279,564
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.5218% 11/25/2053 (c)(e)	162,005	163,633
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.6018% 7/25/2054 (c)(e)	73,633	74,301
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 6/25/2054 (c)(e)	150,156	150,828
Fannie Mae Mortgage pass-thru certificates Series 2025-12 Class CF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.4718% 3/25/2055 (c)(e)	169,360	170,280
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5148 Class D, 1.75% 10/25/2051	184,834	148,740
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5000 Class XA, 2% 4/25/2043	517,063	498,296
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.1218% 8/25/2053 (c)(e)	200,682	200,853
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.5218% 10/25/2053 (c)(e)	243,285	246,163
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 6/25/2054 (c)(e)	145,419	146,199
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5476 Class FB, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.1718% 11/25/2054 (c)(e)	754,942	756,525
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.2218% 2/25/2055 (c)(e)	147,548	148,086
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.1218% 4/25/2055 (c)(e)	180,252	180,013
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (b)	499,283	489,427
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (b)(c)	85,342	81,804
NYMT Loan Trust Series 2025-CP1 Class A1, 3.75% 11/25/2069 (b)	478,942	461,300
OBX Series 2025-NQM14 Class A1, 5.162% 7/25/2065 (b)(d)	468,039	469,723
OBX Trust Series 2025-NQM10 Class A1, 5.453% 5/25/2065 (b)(d)	452,150	455,680
Obx Trust Series 2025-NQM19 Class A1, 4.869% 10/25/2065 (b)(c)	987,162	986,196
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (b)(c)	55,665	54,487
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (b)	193,417	193,417
Onslow Bay Financial LLC Series 2025-NQM20 Class A1, 5.021% 10/25/2065 (b)(c)	198,337	198,909
Pret 2025-Rpl3 Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (b)(d)	95,795	93,594
Prpm 2025-Rcf3 LLC Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (b)(c)	176,395	177,304
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (b)	103,145	102,003
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2064 (b)(c)	166,009	163,685
PRPM LLC Series 2024-RPL4 Class A1, 4% 12/25/2054 (b)(d)	447,411	440,957
Prpm LLC Series 2025-RCF5 Class A1, 4.839% 10/25/2055 (b)	970,455	967,424
Towd Point Mortgage Trust 2023-1 Series 2023-1 Class A1, 3.75% 1/25/2063 (b)	1,314,932	1,280,333
TOWD Point Mortgage Trust Series 2018-1 Class A2, 3.25% 1/25/2058 (b)	100,000	97,755
Verus Securitization Trust Series 2025-4 Class A1, 5.448% 5/25/2070 (b)	179,919	181,610
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (b)(c)	461,264	465,599
TOTAL UNITED STATES		12,257,871
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,148,156)		12,257,871

Commercial Mortgage Securities - 23.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 23.0%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.7016% 6/15/2040 (b)(c)(e)	141,000	141,528
BANK Series 2017-BNK5 Class A4, 3.131% 6/15/2060	23,967	23,661
BANK Series 2017-BNK8 Class A3, 3.229% 11/15/2050	147,580	145,642
BANK Series 2019-BN21 Class A4, 2.6% 10/17/2052	1,393,195	1,324,787
BANK Series 2020-BN26 Class ASB, 2.313% 3/15/2063	696,264	673,362
BANK Series 2023-BNK45 Class A5, 5.203% 2/15/2056 (c)	100,000	103,013
BANK5 Series 2025-5YR14 Class A3, 5.646% 4/15/2058	200,000	209,957
BANK5 Series 2025-5YR16 Class XB, 0.3466% 8/15/2063 (c)(f)	1,000,000	18,384
BBCMS Mortgage Trust Series 2022-C14 Class ASB, 2.901% 2/15/2055	190,000	182,125
Benchmark Mortgage Trust Series 2018-B4 Class ASB, 4.059% 7/15/2051	13,230	13,216
Benchmark Mortgage Trust Series 2018-B7 Class A3, 4.241% 5/15/2053	1,100,000	1,098,924
Benchmark Mortgage Trust Series 2018-B7 Class A4, 4.51% 5/15/2053	300,000	301,236
Benchmark Mortgage Trust Series 2019-B12 Class A5, 3.1156% 8/15/2052	150,000	143,993
Benchmark Mortgage Trust Series 2021-B31 Class A5, 2.669% 12/15/2054	50,000	44,866
Benchmark Mortgage Trust Series 2024-V9 Class A3, 5.6019% 8/15/2057	100,000	104,215
Benchmark Mortgage Trust Series 2025-V16 Class XB, 0.4883% 8/15/2058 (c)(f)	1,000,000	15,354
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.3011% 3/15/2041 (b)(c)(e)	94,883	94,883
BMO Mortgage Trust Series 2025-5C12 Class XB, 0.9681% 10/15/2058 (c)(f)	2,900,000	102,038
BMO Mortgage Trust Series 2025-5C9 Class A3, 5.7785% 4/15/2058 (c)	1,400,000	1,471,721
BPR Commercial Mortgage Trust Series 2024-PARK Class A, 5.218% 11/5/2039 (b)(c)	700,000	715,864
BX Commercial Mortgage Trust 2021-SOAR Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.45% 4/15/2037 (b)(c)(e)	538,683	538,850
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.3506% 3/15/2041 (b)(c)(e)	140,359	140,359
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.4023% 4/15/2040 (b)(c)(e)	90,664	90,664
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.6003% 5/15/2041 (b)(c)	183,177	183,291
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.7626% 10/15/2036 (b)(c)(e)	100,000	99,814
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.2713% 2/15/2039 (b)(c)(e)	70,000	69,913
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.1498% 12/9/2040 (b)(c)(e)	71,601	71,601
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.2518% 12/15/2039 (b)(c)(e)	753,697	748,715
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.4008% 4/15/2041 (b)(c)(e)	331,757	331,757
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.1028% 3/15/2030 (b)(c)(e)	110,569	110,361
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.3524% 3/15/2030 (b)(c)(e)	21,915	21,860
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.5022% 3/15/2030 (b)(c)(e)	597,669	596,177
BX Trust Series 2021-ACNT Class B, CME Term SOFR 1 month Index + 1.3645%, 5.3235% 11/15/2038 (b)(c)(e)	78,016	77,963
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 4.8735% 2/15/2036 (b)(c)(e)	250,000	249,693
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.401% 2/15/2039 (b)(c)(e)	417,616	417,746
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 5.7505% 2/15/2039 (b)(c)(e)	216,232	216,502
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.109% 2/15/2035 (b)(c)(e)	150,000	149,708
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (b)(c)	100,000	101,763
Cent Trust Series 2025-CITY Class X, 0.2082% 7/10/2040 (b)	1,571,000	10,972
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A3, 3.3048% 6/15/2050	423,872	418,610
Citigroup Commercial Mortgage Trust Series 2017-P8 Class A3, 3.203% 9/15/2050	400,000	393,633
COMM Mortgage Trust Series 2017-CD4 Class A4, 3.514% 5/10/2050	169,000	167,188
CSAIL Commercial Mortgage Trust Series 2016-C6 Class A5, 3.0898% 1/15/2049	440,176	438,527
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A3, 3.9585% 8/15/2051	500,000	497,741
DBJPM Mortgage Trust Series 2016-C1 Class A3A, 3.015% 5/10/2049	56,727	56,631
DBJPM Mortgage Trust Series 2020-C9 Class A5, 1.926% 8/15/2053	300,000	268,677
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 5.8433% 1/15/2041 (b)(c)	503,000	517,629
EQT Trust Series 2024-EXTR Class A, 5.3308% 7/5/2041 (b)(c)	1,000,000	1,025,328
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 5.259% 10/15/2042 (b)(c)(e)	645,000	646,006
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.559% 10/15/2042 (b)(c)(e)	25,000	25,047
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	200,000	198,033
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	200,000	198,099
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K748 Class A2, 2.26% 1/25/2029	300,000	286,150
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.7319% 6/25/2030 (c)(e)	300,000	299,876
GS Mortgage Securities Corp II Series 2019-GC40 Class A4, 3.16% 7/10/2052	150,000	143,398
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	448,077	441,078
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	150,000	148,253
GS Mortgage Securities Trust Series 2018-GS10 Class AAB, 4.106% 7/10/2051	146,478	146,022
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.659% 10/15/2035 (b)(c)(e)	15,000	15,005
Hilton USA Trust Series 2016-HHV Class B, 4.1935% 11/5/2038 (b)(c)	102,000	101,473
ILPT Trust Series 2019-SURF Class A, 4.145% 2/11/2041 (b)	600,000	591,053
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 4.8788% 11/5/2037 (b)(c)	100,000	100,820
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class ASB, 3.4743% 12/15/2049 (c)	72,124	71,811
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class A4, 3.0565% 11/13/2052	1,500,000	1,370,117
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	200,000	171,056
MHC Commercial Mortgage Trust Series 2021-MHC Class A, CME Term SOFR 1 month Index + 0.9154%, 4.8744% 4/15/2038 (b)(c)(e)	61,697	61,677
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.459% 9/15/2040 (b)(c)(e)	1,625,000	1,622,173
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	285,000	283,470
Morgan Stanley Capital I Trust Series 2019-H7 Class A4, 3.261% 7/15/2052	600,000	579,030
Morgan Stanley Capital I Trust Series 2021-L6 Class A4, 2.444% 6/15/2054 (c)	120,000	107,579
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (b)(c)	56,759	55,920
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 5.209% 8/15/2042 (b)(c)(e)	500,000	500,312
SCMS Series 2025-BNC1 Class A2, 4.5016% 4/15/2028 (b)	155,000	155,000
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 4.8042% 11/15/2038 (b)(c)(e)	545,247	544,738
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.2019% 12/15/2039 (b)(c)(e)	100,000	100,000
UBS Commercial Mortgage Trust Series 2017-C1 Class A3, 3.196% 6/15/2050	8,852	8,751
UBS Commercial Mortgage Trust Series 2017-C5 Class ASB, 3.345% 11/15/2050	74,261	73,602
UBS Commercial Mortgage Trust Series 2019-C18 Class A4, 3.0352% 12/15/2052	200,000	189,755
Wells Fargo Commercial Mortgage Trust Series 2016-LC24 Class A3, 2.684% 10/15/2049	152,199	150,908
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class A4, 4.152% 8/15/2051	50,000	49,972
Wells Fargo Commercial Mortgage Trust Series 2019-C51 Class ASB, 3.16% 6/15/2052	71,319	70,152
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class ASB, 2.525% 11/15/2054	525,000	499,016
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.7503% 10/15/2041 (b)(c)(e)	100,000	100,004
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class B, CME Term SOFR 1 month Index + 2.2906%, 6.2496% 10/15/2041 (b)(c)(e)	100,000	100,196
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.0229% 8/15/2041 (b)(c)(e)	86,954	86,600
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 5.7233% 8/15/2041 (b)(c)(e)	54,763	54,765
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class XB, 0.5147% 5/15/2058 (c)(f)	2,000,000	45,184
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.1004% 3/15/2038 (b)(c)	100,000	100,527
TOTAL UNITED STATES		25,433,070
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $25,185,450)		25,433,070

U.S. Government Agency - Mortgage Securities - 22.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 22.7%
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	82,524	70,635
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	580,846	525,962
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	173,497	157,266
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	12,938	11,727
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	331,108	283,609
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	13,121	11,894
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	14,446	13,095
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	751,945	681,598
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	462,468	415,878
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	71,366	64,689
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	172,168	155,900
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	14,996	13,579
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	189,915	176,971
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	14,361	13,299
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	56,873	52,801
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	401,071	351,081
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	20,340	18,883
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2038	676,375	630,275
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	48,754	45,492
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2036	101,131	96,266
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	254,201	241,971
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030 (g)(h)	143,047	140,784
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052 (h)	65,579	64,573
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052 (g)	49,094	48,341
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2040	3,566,754	3,608,281
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	205,171	207,560
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2040	825,366	846,389
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054 (g)(h)	87,913	90,371
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	196,881	202,802
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055 (g)(h)	133,747	141,361
Freddie Mac Gold Pool 1.5% 1/1/2036	12,726	11,536
Freddie Mac Gold Pool 1.5% 11/1/2035	16,690	15,175
Freddie Mac Gold Pool 1.5% 2/1/2036	13,032	11,813
Freddie Mac Gold Pool 1.5% 2/1/2037	2,773,698	2,511,611
Freddie Mac Gold Pool 1.5% 2/1/2041	339,880	290,449
Freddie Mac Gold Pool 1.5% 4/1/2036	86,773	78,655
Freddie Mac Gold Pool 1.5% 4/1/2041	176,272	150,424
Freddie Mac Gold Pool 1.5% 5/1/2036	14,909	13,500
Freddie Mac Gold Pool 1.5% 6/1/2036	15,261	13,819
Freddie Mac Gold Pool 2% 10/1/2035	196,810	183,395
Freddie Mac Gold Pool 2% 4/1/2036	13,338	12,370
Freddie Mac Gold Pool 2% 8/1/2036	94,476	88,095
Freddie Mac Gold Pool 4.5% 12/1/2052	79,303	78,087
Freddie Mac Gold Pool 5% 2/1/2040	155,222	157,029
Freddie Mac Gold Pool 6% 7/1/2039	110,694	114,807
Freddie Mac Gold Pool 6% 8/1/2055	197,182	205,623
Freddie Mac Gold Pool 6% 8/1/2055	173,257	180,458
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	69,129	71,889
Ginnie Mae II Pool 5.5% 1/1/2056 (i)	650,000	656,018
Ginnie Mae II Pool 5.5% 12/1/2055 (i)	925,000	934,394
Ginnie Mae II Pool 5.5% 12/20/2054	89,777	90,775
Ginnie Mae II Pool 6% 1/1/2056 (i)	825,000	840,952
Ginnie Mae II Pool 6% 12/1/2055 (i)	1,825,000	1,859,647
Ginnie Mae II Pool 6% 2/1/2056 (i)	475,000	483,851
Uniform Mortgage Backed Securities 4.5% 1/1/2041 (i)	950,000	949,963
Uniform Mortgage Backed Securities 4.5% 12/1/2040 (i)	950,000	950,223
Uniform Mortgage Backed Securities 5% 12/1/2040 (i)	1,000,000	1,011,563
Uniform Mortgage Backed Securities 6% 1/1/2056 (i)	75,000	76,783
Uniform Mortgage Backed Securities 6% 12/1/2055 (i)	2,975,000	3,046,354
Uniform Mortgage Backed Securities 6.5% 1/1/2056 (i)	325,000	336,819
Uniform Mortgage Backed Securities 6.5% 12/1/2055 (i)	325,000	336,654
TOTAL UNITED STATES		25,146,064
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $24,920,483)		25,146,064

U.S. Treasury Obligations - 10.0%
	Yield (%) (j)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 11/15/2044	4.74 to 5.12	520,000	520,204
US Treasury Bonds 4.75% 8/15/2055	4.67	200,000	202,500
US Treasury Bonds 5% 5/15/2045	4.87	150,000	157,242
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.47 to 2.63	277,916	271,413
US Treasury Notes 3.5% 11/15/2028	3.49	3,150,000	3,150,738
US Treasury Notes 3.625% 8/15/2028	3.45 to 3.59	1,960,000	1,966,738
US Treasury Notes 3.75% 4/30/2027	3.98 to 3.99	3,000,000	3,007,266
US Treasury Notes 3.875% 7/15/2028	3.85 to 3.87	1,790,000	1,807,061
US Treasury Notes 4.75% 2/15/2045	4.99	30,000	30,473
TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,055,411)			11,113,635

Money Market Funds - 3.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k) (Cost $3,658,299)	4.02	3,657,568	3,658,299

Purchased Swaptions - 0.3%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.805% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/5/2029	300,000	9,477
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	1,620,000	49,017
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	410,000	12,802
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/25/2030	200,000	6,123
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.646% and receive annually a floating rate based on US SOFR Index, expiring January 2036	1/7/2026	400,000	2,533
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.94% and receive annually a floating rate based on US SOFR Index, expiring March 2035	3/21/2030	400,000	12,562
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.455% and receive annually a floating rate based on US SOFR Index, expiring August 2034	8/29/2029	200,000	7,444
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9% and receive annually a floating rate based on US SOFR Index, expiring July 2036	7/8/2026	1,000,000	12,352
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.853% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/16/2030	540,000	18,901
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.874% and receive annually a floating rate based on US SOFR Index, expiring October 2035	10/28/2030	300,000	10,608
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.87% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/7/2029	300,000	9,115
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.853% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/16/2030	400,000	14,014

TOTAL PUT SWAPTIONS			164,948
Call Swaptions - 0.3%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.805% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/5/2029	300,000	9,576
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	1,620,000	60,947
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	410,000	14,914
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.03% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/25/2030	200,000	7,346
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.646% and pay annually a floating rate based on US SOFR Index, expiring January 2036	1/7/2026	400,000	3,733
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.94% and pay annually a floating rate based on US SOFR Index, expiring March 2035	3/21/2030	400,000	13,845
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.455% and pay annually a floating rate based on US SOFR Index, expiring August 2034	8/29/2029	200,000	4,930
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9% and pay annually a floating rate based on US SOFR Index, expiring July 2036	7/8/2026	1,000,000	33,779
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.853% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/16/2030	540,000	17,128
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.874% and pay annually a floating rate based on US SOFR Index, expiring October 2035	10/28/2030	300,000	9,661
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.87% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/7/2029	300,000	9,984
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.853% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/16/2030	400,000	12,701

TOTAL CALL SWAPTIONS			198,544
TOTAL PURCHASED SWAPTIONS (Cost $427,629)			363,492

TOTAL INVESTMENT IN SECURITIES - 113.5% (Cost $124,723,998)	125,623,896
NET OTHER ASSETS (LIABILITIES) - (13.5)%	(14,940,075)
NET ASSETS - 100.0%	110,683,821

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5.5% 12/1/2055	(925,000)	(934,394)
Ginnie Mae II Pool 6% 1/1/2056	(300,000)	(305,801)
Ginnie Mae II Pool 6% 12/1/2055	(1,825,000)	(1,859,647)
Uniform Mortgage Backed Securities 4.5% 12/1/2040	(950,000)	(950,223)
Uniform Mortgage Backed Securities 6% 1/1/2056	(75,000)	(76,784)
Uniform Mortgage Backed Securities 6% 12/1/2055	(2,975,000)	(3,046,354)
Uniform Mortgage Backed Securities 6.5% 12/1/2055	(325,000)	(336,654)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(7,509,857)

TOTAL TBA SALE COMMITMENTS (Proceeds $7,500,937)		(7,509,857)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2Y US Treasury Notes Contracts (United States)	117	3/31/2026	24,435,633	11,354	11,354
CBOT US Treasury Long Bond Contracts (United States)	4	3/20/2026	469,875	3,777	3,777

TOTAL PURCHASED					15,131

Sold

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	19	3/20/2026	2,153,531	(9,981)	(9,981)
CBOT 5Y US Treasury Notes Contracts (United States)	26	3/31/2026	2,853,703	(7,745)	(7,745)

TOTAL SOLD					(17,726)

TOTAL FUTURES CONTRACTS					(2,595)
The notional amount of futures purchased as a percentage of Net Assets is 22.5%
The notional amount of futures sold as a percentage of Net Assets is 4.5%

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Sell Protection
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly	100,000	(1,355)	2,417	1,062
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly	500,000	(6,775)	13,436	6,661
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly	1,800,000	(23,250)	23,325	75
CMBX BBB- Series 16 Index	NR	4/17/2065	JPMorgan Securities LLC	3%	Monthly	100,000	(17,350)	15,416	(1,934)
CMBX AAA Series 17 Index	NR	12/15/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	300,000	(4,065)	4,461	396
CMBX AAA Series 15 Index	NR	11/18/2064	Citigroup Global Markets Ltd	0.5%	Monthly	99,979	(152)	1,478	1,326
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	100,000	(1,355)	2,010	655
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	200,000	(2,710)	4,042	1,332
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	100,000	(1,355)	1,551	196
CMBX AAA Series 16 Index	NR	4/17/2065	Citigroup Global Markets Ltd	0.5%	Monthly	599,875	(4,276)	5,311	1,035
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	500,000	(6,775)	6,567	(208)
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	200,000	(2,710)	3,088	378
CMBX AAA Series 16 Index	NR	4/17/2065	Citigroup Global Markets Ltd	0.5%	Monthly	1,199,750	(8,551)	14,512	5,961
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	900,000	(12,196)	15,293	3,097
CMBX BBB- Series 16 Index	NR	4/17/2065	Citigroup Global Markets Ltd	3%	Monthly	150,000	(26,025)	24,482	(1,543)
CMBX BBB- Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	3%	Monthly	100,000	(14,150)	12,042	(2,108)

TOTAL CREDIT DEFAULT SWAPS							(133,050)	149,431	16,381

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	12/17/2027	2,341,000	7,161	0	7,161
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	12/17/2028	5,806,000	24,309	0	24,309
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/17/2029	1,748,000	7,876	0	7,876
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/17/2032	130,000	875	0	875
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/17/2045	36,000	727	0	727
TOTAL INTEREST RATE SWAPS							40,948	0	40,948

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $56,919,784 or 51.4% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(g)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $258,828.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $169,538.
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	10,129,623	19,250,051	25,721,772	35,097	397	-	3,658,299	3,657,568	0.0%
Total	10,129,623	19,250,051	25,721,772	35,097	397	-	3,658,299

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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